Commitments and contingencies (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Mar. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Operating Leased Assets [Line Items]
Future minimum lease payments			$ 2,350
Rent expense			351,000	$ 522,000	$ 337,000
Percent of gross sales due to related parties		2.00%				2.00%
Royalty expense			17,000	25,000	20,000
Royalties payable			$ 3,000	$ 3,000	$ 4,000
Subsequent Event
Operating Leased Assets [Line Items]
Royalty agreement term	20 years
Subsequent Event | Royalty agreement first ten years
Operating Leased Assets [Line Items]
Percent of gross sales due to related parties	2.00%
Subsequent Event | Royalty agreement next ten years
Operating Leased Assets [Line Items]
Percent of gross sales due to related parties	1.00%